DIRECT OPERATING COSTS - Schedule of Brookfield Renewables Direct Operating Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Direct Operating Costs [Abstract]
Salaries and benefits		$ (695)	$ (586)	$ (464)
Fuel and power purchases		(633)	(713)	(574)
Operations and maintenance		(611)	(527)	(347)
Water royalties, property taxes and other regulatory fees		(313)	(289)	(238)
Professional fees		(311)	(194)	(122)
Insurance		(117)	(111)	(72)
Other related party services		(22)	(12)	(5)
Other		(201)	(148)	(111)
Direct operating costs, net	[1]	$ (2,903)	$ (2,580)	$ (1,933)

[1]	Direct operating costs exclude depreciation expense disclosed below.